Common Stock - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Nov. 03, 2017	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Equity [Abstract]
Common stock, authorized shares		200,000,000	200,000,000	10,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, voting right			Each share of common stock entitles the holder to one vote on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to remove directors of the Company for cause by vote of at least 75% of the votes that all of the Company's stockholders would be entitled to cast in an annual election of the directors.	Each share of common stock entitled the holder to one vote, together with the holders of Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of Preferred Stock, voting as a single class, were entitled to elect five directors of the Company.
Cash dividends on common declared or paid | $			$ 0	$ 0
Common stock reserved for future issuance		2,738,039	2,187,252	2,382,016
Reverse stock split, description		one-for-3.4130	one-for-3.4130
Reverse stock split, conversion ratio	0.2930